Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and entity information [Abstract]
Entity Registrant Name	Woori Bank
Entity Central Index Key	0001264136
Document Type	F-4/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	676,000,000